Basis of Presentation of the Consolidated Financial Statements - Effects of the application of exchange rate (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Argentine Peso
Foreign Exchange Rate Line Items
Closing rate	1.08	4.83
Average rate	1.08	4.81	8.29
U.S. Dollar
Foreign Exchange Rate Line Items
Closing rate	877.12	855.86
Average rate	839.91	871.19	759.06